FINANCIAL INSTRUMENTS - Derivatives, Net Investment Hedges (Details)
€ in Millions, ₩ in Millions, ₨ in Millions, ¥ in Millions, £ in Millions, R$ in Millions, $ in Millions, $ in Millions, $ in Millions
	Jun. 30, 2022 USD ($)	Jun. 30, 2022 EUR (€)	Jun. 30, 2022 GBP (£)	Jun. 30, 2022 AUD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 CAD ($)	Jun. 30, 2022 BRL (R$)	Jun. 30, 2022 KRW (₩)	Jun. 30, 2022 INR (₨)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 AUD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2021 KRW (₩)	Dec. 31, 2021 INR (₨)	Jun. 30, 2021 GBP (£)
Disclosure of detailed information about financial instruments [line items]
Fair value of financial assets	$ 7,004									$ 7,068
Financial liabilities	(58,228)									(62,406)
Net investment hedges | Euros
Disclosure of detailed information about financial instruments [line items]
Notional amount | €		€ 389									€ 389
Financial liabilities	(3)									(2)
Net investment hedges | British Pounds
Disclosure of detailed information about financial instruments [line items]
Notional amount | £												£ 90							£ 374
Fair value of financial assets	0									9
Net investment hedges | Australian Dollars
Disclosure of detailed information about financial instruments [line items]
Notional amount				$ 349									$ 974
Financial liabilities	(1)									(14)
Net investment hedges | Chinese Yuan
Disclosure of detailed information about financial instruments [line items]
Notional amount | ¥					¥ 4,765									¥ 1,596
Financial liabilities	(7)									(7)
Net investment hedges | Canadian Dollars
Disclosure of detailed information about financial instruments [line items]
Notional amount						$ 196									$ 185
Financial liabilities	(1)									(2)
Net investment hedges | Brazilian Reais
Disclosure of detailed information about financial instruments [line items]
Notional amount | R$							R$ 764									R$ 2,546
Financial liabilities	(67)									(5)
Net investment hedges | South Korean Won
Disclosure of detailed information about financial instruments [line items]
Notional amount | ₩								₩ 911,637									₩ 720,095
Fair value of financial assets										4
Financial liabilities	(1)
Net investment hedges | Indian Rupee
Disclosure of detailed information about financial instruments [line items]
Notional amount | ₨									₨ 72,878									₨ 75,690
Financial liabilities	$ (2)									$ (27)
Net investment hedges | Bottom of range | Euros
Disclosure of detailed information about financial instruments [line items]
Rates	0.89	0.89	0.89	0.89	0.89	0.89	0.89	0.89	0.89	0.81	0.81	0.81	0.81	0.81	0.81	0.81	0.81	0.81
Net investment hedges | Bottom of range | Australian Dollars
Disclosure of detailed information about financial instruments [line items]
Rates	1.38	1.38	1.38	1.38	1.38	1.38	1.38	1.38	1.38	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35
Net investment hedges | Bottom of range | Chinese Yuan
Disclosure of detailed information about financial instruments [line items]
Rates	6.59	6.59	6.59	6.59	6.59	6.59	6.59	6.59	6.59	6.68	6.68	6.68	6.68	6.68	6.68	6.68	6.68	6.68
Net investment hedges | Bottom of range | Canadian Dollars
Disclosure of detailed information about financial instruments [line items]
Rates	1.26	1.26	1.26	1.26	1.26	1.26	1.26	1.26	1.26
Net investment hedges | Bottom of range | Brazilian Reais
Disclosure of detailed information about financial instruments [line items]
Rates	5.29	5.29	5.29	5.29	5.29	5.29	5.29	5.29	5.29	5.87	5.87	5.87	5.87	5.87	5.87	5.87	5.87	5.87
Net investment hedges | Bottom of range | South Korean Won
Disclosure of detailed information about financial instruments [line items]
Rates	1,232	1,232	1,232	1,232	1,232	1,232	1,232	1,232	1,232	1,165.75	1,165.75	1,165.75	1,165.75	1,165.75	1,165.75	1,165.75	1,165.75	1,165.75
Net investment hedges | Bottom of range | Indian Rupee
Disclosure of detailed information about financial instruments [line items]
Rates	77.47	77.47	77.47	77.47	77.47	77.47	77.47	77.47	77.47	76.35	76.35	76.35	76.35	76.35	76.35	76.35	76.35	76.35
Net investment hedges | Top of range | Euros
Disclosure of detailed information about financial instruments [line items]
Rates	0.96	0.96	0.96	0.96	0.96	0.96	0.96	0.96	0.96	0.88	0.88	0.88	0.88	0.88	0.88	0.88	0.88	0.88
Net investment hedges | Top of range | British Pounds
Disclosure of detailed information about financial instruments [line items]
Rates	0.86	0.86	0.86	0.86	0.86	0.86	0.86	0.86	0.86	0.91	0.91	0.91	0.91	0.91	0.91	0.91	0.91	0.91
Net investment hedges | Top of range | Australian Dollars
Disclosure of detailed information about financial instruments [line items]
Rates	1.46	1.46	1.46	1.46	1.46	1.46	1.46	1.46	1.46	1.41	1.41	1.41	1.41	1.41	1.41	1.41	1.41	1.41
Net investment hedges | Top of range | Chinese Yuan
Disclosure of detailed information about financial instruments [line items]
Rates	6.99	6.99	6.99	6.99	6.99	6.99	6.99	6.99	6.99	6.99	6.99	6.99	6.99	6.99	6.99	6.99	6.99	6.99
Net investment hedges | Top of range | Canadian Dollars
Disclosure of detailed information about financial instruments [line items]
Rates	1.31	1.31	1.31	1.31	1.31	1.31	1.31	1.31	1.31
Net investment hedges | Top of range | Brazilian Reais
Disclosure of detailed information about financial instruments [line items]
Rates	7	7	7	7	7	7	7	7	7	6.54	6.54	6.54	6.54	6.54	6.54	6.54	6.54	6.54
Net investment hedges | Top of range | South Korean Won
Disclosure of detailed information about financial instruments [line items]
Rates	1,287	1,287	1,287	1,287	1,287	1,287	1,287	1,287	1,287	1,197.6	1,197.6	1,197.6	1,197.6	1,197.6	1,197.6	1,197.6	1,197.6	1,197.6
Net investment hedges | Top of range | Indian Rupee
Disclosure of detailed information about financial instruments [line items]
Rates	87.13	87.13	87.13	87.13	87.13	87.13	87.13	87.13	87.13	87.13	87.13	87.13	87.13	87.13	87.13	87.13	87.13	87.13
Cross Currency Swaps Of Canadian Dollar LIBOR Debt | Canadian Dollars
Disclosure of detailed information about financial instruments [line items]
Notional amount						$ 2,500									$ 2,500
Fair value of financial assets	$ 29									$ 56
Cross Currency Swaps Of Canadian Dollar LIBOR Debt | Bottom of range | Canadian Dollars
Disclosure of detailed information about financial instruments [line items]
Rates	1.25	1.25	1.25	1.25	1.25	1.25	1.25	1.25	1.25	1.25	1.25	1.25	1.25	1.25	1.25	1.25	1.25	1.25
Cross Currency Swaps Of Canadian Dollar LIBOR Debt | Top of range | Canadian Dollars
Disclosure of detailed information about financial instruments [line items]
Rates	1.38	1.38	1.38	1.38	1.38	1.38	1.38	1.38	1.38	1.38	1.38	1.38	1.38	1.38	1.38	1.38	1.38	1.38
Hedging Instrument One | Net investment hedges | British Pounds
Disclosure of detailed information about financial instruments [line items]
Notional amount | £			£ 3,604									£ 4,395
Financial liabilities	$ (14)									$ (89)
Hedging Instrument One | Net investment hedges | Bottom of range | British Pounds
Disclosure of detailed information about financial instruments [line items]
Rates	0.71	0.71	0.71	0.71	0.71	0.71	0.71	0.71	0.71	0.71	0.71	0.71	0.71	0.71	0.71	0.71	0.71	0.71
Hedging Instrument One | Net investment hedges | Top of range | British Pounds
Disclosure of detailed information about financial instruments [line items]
Rates	0.89	0.89	0.89	0.89	0.89	0.89	0.89	0.89	0.89	0.76	0.76	0.76	0.76	0.76	0.76	0.76	0.76	0.76